Long-term Investments	12 Months Ended
Dec. 31, 2025
Long-term investments
Long-term investments

8. Long-term investments

The balance of long-term investments was RMB 79 million and RMB 73 million (US$ 10 million) as of December 31, 2024 and 2025, respectively. The Company identified significant deterioration in the business prospects of certain investees of equity investment without readily determinable fair value, and recognized impairment loss of RMB 8 million, RMB 132 million and RMB 6 million (US$ 1 million) for the years ended December 31, 2023, 2024 and 2025, respectively.